Shareholders' Equity	12 Months Ended
Jun. 30, 2013
Shareholders' Equity

Shareholders’ Equity

We have 12,000,000 shares of authorized common stock, par value $.01 per share, with 3,372,029 and 3,303,784 shares outstanding at June 30, 2013 and July 1, 2012, respectively. Holders of our common stock are entitled to one vote for each share on all matters voted on by shareholders.

Our Board of Directors authorized a stock repurchase program to buy back up to 3,839,395 outstanding shares as of June 30, 2013. As of June 30, 2013, 3,655,322 shares have been repurchased under this program at a cost of approximately $136.4 million.